Expense Example {- Consumer Finance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Consumer Finance Portfolio - Consumer Finance Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096